Condensed consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
Cash acquired from acquisition	$ 3	$ 11
Cash disposed	$ 34	$ 0